Statements of Stockholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning balance, Amount at Feb. 20, 2013
Beginning balance, Shares at Feb. 20, 2013
Sale of common stock, Shares	549,900
Sale of common stock, Amount	549	26,945		27,495
Share-based compensation, Shares	6,950,100
Share-based compensation, Amount	6,950	62,551		69,501
Net Income (loss)				(48,050)
Ending balance, Amount at Jun. 30, 2013	$ 7,500	$ 89,496		$ 48,946
Ending balance, Shares at Jun. 30, 2013	7,500,000